Adoption of New Standards, Amendments to and Interpretations of Existing Standards Issued by the IASB.	12 Months Ended
Dec. 31, 2023
Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB. [Abstract]
Adoption of New Standards, Amendments to and Interpretations of Existing Standards Issued by the IASB.

Note 5. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB.

Note 5.1. New and amended standards and interpretations.

Éxito Group applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2023. The main new standards adopted are as follows:

Statement	Description	Impact
Amendment to IAS 1 - Disclosure of Accounting Policies and Practice Statement.

This Amendment, which amends IAS 1 - Presentation of Financial Statements, guides companies in deciding what information about accounting policies should be disclosed to provide more useful information to investors and other primary users of financial statements. The Amendment requires companies to disclose material information about accounting policies by applying the concept of materiality in their disclosures.

These changes did not have any impact in the consolidated financial statements.
Amendment to IAS 8 - Definition of Accounting Estimates.

This Amendment, which amends IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, modified the definition of accounting estimates and included other amendments to assist entities in distinguishing changes in accounting estimates from changes in accounting policies. This distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are applied retrospectively to past transactions and other past events.

These changes did not have any impact in the consolidated financial statements.
Amendment to IAS 12 - Deferred Tax Related to Assets and Liabilities arising from a Single Transaction.	This Amendment, which amends IAS 12 Income Tax, details how companies must recognize deferred tax on transactions such as leases and decommissioning liabilities.	These changes did not have any impact in the consolidated financial statements.
Amendment to IAS 12 - International Tax Reform: Pillar Two Model Rules.

This Amendment, which amends IAS 12 - Income Taxes, applies to income taxes arising from tax legislation enacted to implement the rules of Model Pillar Two published by the Organisation for Economic Co-operation and Development (OECD). The rules of this model aim to ensure that large multinational enterprises are subject to a minimum tax rate of 15%. The minimum tax is calculated based on financial accounting standards and is based on two main components: profits and taxes paid.

The Amendment provides companies with temporary relief from the accounting for deferred taxes arising from the international tax reform by the Organisation for Economic Co-operation and Development (OECD).

These changes were adequately disclosed in the financial statements.
Amendment to IFRS 17 - Initial Application of IFRS 17 and IFRS 9 – Comparative Information.	This Amendment, which modifies IFRS 17 - Insurance contracts, applies to entities that apply IFRS 17 and IFRS 9 simultaneously. Considering that these standards have different transition requirements, it is possible that temporary accounting imbalances arise between financial assets and liabilities related with the insurance contract in the comparative information shown in the financial statements upon applying such standards for the first time. The Amendment will help insurance companies to avoid such imbalances, and, consequently, will improve the usefulness of comparative information for investors. For this purpose, it provides insurance companies with an option to present comparative information regarding financial assets.	These changes did not have any impact in the consolidated financial statements.

Note 5.2. New and revised standards and interpretations issued and not yet effective

Éxito Group has not early adopted the following new and revised IFRSs, which have already been issued but not yet in effect, up to the date of the issuance of the consolidated financial statements:

Statement	Description	Applicable to annual periods starting in or after
Amendment to IAS 1 – Non-current Liabilities with Covenants

This amendment, which amends IAS 1–Presentation of Financial Statements, aims to improve the information companies provide on long-term covenanted debt by enabling investors to understand the risk of early repayment of debt.

IAS 1 requires a company to classify debt as non-current only if the company can avoid settling the debt within 12 months of the reporting date. However, a company’s ability to do so is often contingent on compliance with covenants. For example, a business might have long-term debt that could be repayable within 12 months if the business defaults in that 12-month period. The amendment requires a company to disclose information about these covenants in the notes to the financial statements.

January 1, 2024, with early adoption permitted. No material effects are expected from the application of this Amendment.
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback.

This Amendment, which amends IFRS 16 – Leases, guides at the subsequent measurement that a company must apply when it sells an asset and subsequently leases the same asset to the new owner for a period.

IFRS 16 includes requirements on how to account for a sale with leaseback on the date the transaction takes place. However, this standard had not specified how to measure the transaction after that date. These amendments will not change the accounting for leases other than those arising in a sale-leaseback transaction.

January 1, 2024. No material effects are expected from the application of this Amendment.
Amendment to IAS 7 and IFRS 17 - Supplier finance arrangements.

This Amendment, which amends IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures, aims to enhance the disclosure requirements regarding supplier financing agreements. It enables users of financial statements to assess the effects of such agreements on the entity’s liabilities and cash flows, as well as the entity’s exposure to liquidity risk.

The Amendment requires the disclosure of the amount of liabilities that are part of the agreements, disaggregating the amounts for which financing providers have already received payments from the suppliers, and indicating where the liabilities are presented in the balance sheet. Additionally, it mandates the disclosure of terms and conditions, payment maturity date ranges, and liquidity risk information.

Supplier financing agreements are characterized by one or more financing providers offering to pay amounts owed by an entity to its suppliers, according to the terms and conditions agreed upon between the entity and its supplier.

January 1, 2024. No material effects are expected from the application of this Amendment.
Amendment to IAS 21 – Lack of Exchangeability

This Amendment, which amends IAS 21 – The Effects of Changes in Foreign Exchange Rates, aims to establish the accounting requirements for when one currency is not exchangeable for another currency, specifying the exchange rate to be used and the information that should be disclosed in the financial statements.

The Amendment will allow companies to provide more useful information in their financial statements and will assist investors in addressing an issue not previously covered in the accounting requirements for the effects of exchange rate variations.

January 1, 2025, with early adoption permitted. No material effects are expected from the application of this Amendment.